Allocation of Net Income (Loss) and Distributions (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	4 Months Ended	12 Months Ended
		Feb. 12, 2016	May. 13, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units				$ 0	$ 0
Allocation of net income to general partner:
Net income (loss)				(1,358)	1,284	$ 1,119
Net income applicable to pre-merger operations allocated to general partner				(2)	(95)	0
Net income applicable to pre-partnership operations allocated to general partner				0	(15)	(49)
Net income applicable to noncontrolling interests				(91)	(96)	(3)
Costs charged directly to the general partner				21	1	1
Income (loss) subject to 2% allocation of general partner interest				$ (1,430)	$ 1,079	$ 1,068
General partner's share of net income				2.00%	2.00%	2.00%
General partner's allocated share of net income (loss) before items directly allocable to general partner interest				$ (29)	$ 22	$ 21
Priority allocations, including incentive distributions, paid to general partner				638	641	387
Pre-merger net income allocated to general partner interest				2	95	0
Pre-partnership net income allocated to general partner interest				0	15	49
Costs charged directly to the general partner				(21)	(1)	(1)
Net income allocated to general partner's equity				590	772	456
Net income (loss)				(1,358)	1,284	1,119
Net income allocated to general partner's equity				590	772	456
Net income (loss) allocated to Class B limited partners' equity				(52)	0	0
Net income allocated to Class D limited partners' equity	[1]			69	62	0
Net income applicable to noncontrolling interests				91	96	3
Net income (loss) allocated to common limited partners' equity				(2,056)	354	660
Adjustments to reconcile Net income (loss) allocated to common limited partners' equity to Allocation of net income (loss) to common units
Incentive distributions paid				633	640	383
Incentive distributions declared	[2],[3]			(423)	(626)	(432)
Impact of unit issuance timing and other				(9)	(9)	0
Allocation of net income (loss) to common units				$ (1,855)	359	611
Subsequent Event [Member]
Distributions Made to Members or Limited Partners [Abstract]
Per Unit Distribution (Paid)		$ 0.85	$ 0.85
Class B Units
Distributions Made to Members or Limited Partners [Abstract]
Class B Units Issued In Lieu Of Cash Distributions				1,058,172
Class B Units | Limited Partner [Member]
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units				$ 0	0
Allocation of net income to general partner:
Net income (loss)				(52)	0	0
Net income (loss)				(52)	$ 0	0
Class B Units | Subsequent Event [Member]
Distributions Made to Members or Limited Partners [Abstract]
Class B Units Issued In Lieu Of Cash Distributions		558,986
Class D [Member]
Distributions Made to Members or Limited Partners [Abstract]
Class D Units Issued In Lieu Of Cash Distributions					1,377,893
Class D [Member] | Limited Partner [Member]
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units				68	$ 49
Allocation of net income to general partner:
Net income (loss)				1	62	0
Net income (loss)				$ 1	$ 62	$ 0

[1]	Includes amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units of $68 million and $49 million for the years ended December 31, 2015 and 2014, respectively. See following discussion of Class D units.
[2]	On February 12, 2016, we paid a cash distribution of $0.85 per common unit on our outstanding common units to unitholders of record at the close of business on February 5, 2016.
[3]	The 2015 amount reflects the waiver of IDRs associated with the Termination Agreement. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.) The 2014 amount reflects only the portion of the total incentive distribution associated with the Pre-merger WPZ common units exchanged in the ACMP Merger.